2. GOING CONCERN (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern Details Narrative Abstract
Loss from continuing operations	¥ 274,792	¥ (10,718)	¥ (13,364)
Provision for credit losses	354,711	(13,443)	116,032
Net cash flow provided by operating activities	1,034,798	2,381,399	¥ 240,373
Unrestricted cash and cash equivalents	¥ 994,489	¥ 1,123,296